UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HODLINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Arthur Lev, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

March 31, 2007

Description	First Acquisition Date	Cost	Fair Value		Percent of Partners’ Capital
Investment Funds

Convertible Arbitrage
KBC Convertible Opportunities Fund L.P.	7/1/2002	$304,213	$307,911		0.01%
Lydian Partners II L.P.	7/1/2002	53,750,000	67,491,776		2.30

Total Convertible Arbitrage		54,054,213	67,799,687		2.31

Distressed
Avenue Asia Investments, L.P.	7/1/2002	18,100,000	27,290,562		0.93
Avenue Europe Investments, L.P.	8/1/2004	38,000,000	46,557,146		1.59

Total Distressed		56,100,000	73,847,708		2.52

Equity Long/Short - High Hedge
Highbridge Long/Short Equity Fund, L.P.	1/1/2005	59,000,000	66,896,293		2.28

Total Equity Long/Short - High Hedge		59,000,000	66,896,293		2.28

Equity Long/Short - Opportunistic
Atlas Advantage Fund, L.P.	7/1/2006	27,000,000	32,854,854		1.12
Blackstone Kailix Fund L.P.	10/1/2006	68,000,000	77,880,100		2.65
Delta Institutional, LP	3/1/2004	47,400,000	69,691,041		2.38
Karsch Capital II, LP	5/1/2004	64,000,000	79,955,723		2.72
Lancer Partners, L.P.	7/1/2002	15,625,000	—	(a)	0.00
Lansdowne Global Financials Fund, L.P.	10/1/2004	52,000,000	85,226,097		2.90
Tiger Global, L.P.	1/1/2003	18,500,000	31,362,250		1.07
Value Partners China Hedge Fund LLC	2/1/2005	25,965,961	34,239,730		1.17
Visium Balanced Fund, LP	12/1/2005	60,000,000	72,792,737		2.48

Total Equity Long/Short - Opportunistic		378,490,961	484,002,532		16.49

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2007

Description	First Acquisition Date	Cost	Fair Value		Percent of Partners’ Capital
Investment Funds (continued)

Event Driven Credit
Fir Tree Recovery Fund, L.P.	7/1/2002	$721,281	$721,281		0.03%
Plainfield Special Situations Onshore Feeder Fund LP	8/1/2005	75,000,000	86,075,271		2.93
Q Funding III, L.P.	7/1/2002	7,052,089	15,877,203		0.54

Total Event Driven Credit		82,773,370	102,673,755		3.50

Fixed Income Arbitrage
Platinum Grove Contingent Capital Partners, L.P.	2/1/2005	80,000,000	89,342,703		3.04

Total Fixed Income Arbitrage		80,000,000	89,342,703		3.04

Macro
Brevan Howard L.P.	8/1/2004	79,500,000	89,896,376		3.06
D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	61,000,000	80,206,579		2.73
Peloton Multi-Strategy Fund, LP	6/1/2006	38,500,000	43,147,815		1.47

Total Macro		179,000,000	213,250,770		7.26

Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	7/1/2002	65,750,000	88,011,545		3.00
Highland Spectrum Fund, LP	4/1/2006	70,427,065	70,132,433		2.39
New Ellington Credit Partners, LP	2/1/2006	90,000,000	93,935,367		3.20
Safe Harbor Fund, L.P. (b)	7/1/2002	18,750,000	8,800,416	(a)	0.30
Sorin Fund, L.P.	10/1/2006	34,500,000	38,463,717		1.31
Structured Servicing Holdings, L.P.	7/1/2002	40,825,940	55,467,952		1.89

Total Mortgage Arbitrage		320,253,005	354,811,430		12.09

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2007

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Multi-Strategy
Amaranth Partners L.L.C.	11/1/2004	$21,806,292	$8,660,752	0.30%
Citadel Wellington LLC	7/1/2002	101,250,000	169,314,441	5.77
D.E. Shaw Composite Fund, L.L.C.	9/1/2005	115,171,336	140,839,028	4.80
HBK Fund L.P.	7/1/2002	104,161,678	137,558,000	4.69
OZ Domestic Partners, L.P.	7/1/2002	115,500,000	147,811,127	5.03
Perry Partners, L.P.	12/1/2006	37,500,000	39,539,330	1.35
Polygon Global Opportunities Fund LP	7/1/2005	140,000,000	190,584,185	6.49
QVT Associates LP	9/1/2006	119,000,000	139,979,855	4.77

Total Multi-Strategy		754,389,306	974,286,718	33.20

Relative Value Credit
Artesian GMSCAF (Onshore) Series LP - OP2	2/1/2006	28,126,034	31,492,227	1.07
Par-Four Fund, L.P. (formerly, Par IV Fund, L.P.)	11/1/2004	12,000,000	15,510,705	0.53
Trilogy Financial Partners, L.P.	1/1/2003	25,000,000	33,612,160	1.15

Total Relative Value Credit		65,126,034	80,615,092	2.75

Restructurings and Value
Empyrean Capital Fund, LP	7/1/2004	9,750,661	12,533,868	0.43
Laxey Investors L.P.	9/1/2004	56,000,000	71,584,748	2.44
One East Partners, LP	8/1/2006	58,000,000	63,801,758	2.17
Western Investment Activism Partners LLC	1/1/2006	52,124,131	58,583,846	2.00

Total Restructurings and Value		175,874,792	206,504,220	7.04

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2007

Description	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Total Investments in Investment Funds	$2,205,061,681	$2,714,030,908	92.48%

Short-Term Investments
State Street Eurodollar Time Deposit 4.25% due 4/2/07	152,390	152,390	0.01

Total Short-Term Investments	152,390	152,390	0.01

Total Investments in Investment Funds and Short-Term Investments	$2,205,214,071	2,714,183,298	92.49

Other Assets, less Liabilities		220,534,706	7.51

Total Partners’ Capital		$2,934,718,004	100.00%

Detailed information about all of the Investment Funds’ portfolios is not available.

(a)	Fair valued by Morgan Stanley AIP GP LP, the Registrant’s investment adviser.
(b)	In liquidation.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 30, 2007

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 30, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 30, 2007